Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Issued capital [member]	Capital Reserves [Member]	Profit Reserves [Member]	Treasury shares [member]	Other Reserve [Member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 61,614	$ 1,139	$ 15,702	$ (5,579)	$ (1,960)	$ (36,444)		$ 34,472	$ 834	$ 35,306
IfrsStatementLineItems [Line Items]
Net income							10,609	10,609	74	10,683
Other comprehensive income			1,165		134	(3,011)		(1,712)	(6)	(1,718)
Dividends and interest on capital of Vale's shareholders			(3,500)					(3,500)		(3,500)
Dividends of noncontrolling interest									(5)	(5)
Acquisitions and disposal of noncontrolling interest									585	585
Shares buyback program				(4,384)				(4,384)		(4,384)
Treasury shares canceled			(2,830)	2,830
Share-based payment programs				19	(4)			15		15
Ending balance, value at Jun. 30, 2022	61,614	1,139	10,537	(7,114)	(1,830)	(39,455)	10,609	35,500	1,482	36,982
Beginning balance, value at Dec. 31, 2022	61,614	1,139	20,744	(4,980)	(1,675)	(40,975)		35,867	1,491	37,358
IfrsStatementLineItems [Line Items]
Net income							2,729	2,729	77	2,806
Other comprehensive income			1,402		7	1,354		2,763	7	2,770
Dividends and interest on capital of Vale's shareholders			(437)					(437)		(437)
Dividends of noncontrolling interest									(37)	(37)
Acquisitions and disposal of noncontrolling interest					3			3	(59)	(56)
Shares buyback program				(2,124)				(2,124)		(2,124)
Treasury shares canceled			(4,164)	4,164
Share-based payment programs				26	(15)			11		11
Ending balance, value at Jun. 30, 2023	$ 61,614	$ 1,139	$ 17,545	$ (2,914)	$ (1,680)	$ (39,621)	$ 2,729	$ 38,812	$ 1,479	$ 40,291